Goodwill and Intangibles Level 4 (Details) - Schedule of Goodwill (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill, Gross	$ 169	$ 169
Goodwill, Impaired, Accumulated Impairment Loss	(57)	0
Accumulated Foreign Currency Translation	0	0
Goodwill	112	169	167
EPCD [Member]
Goodwill [Line Items]
Goodwill, Gross	88	88
Goodwill, Impaired, Accumulated Impairment Loss	(57)	0
Accumulated Foreign Currency Translation	3	2
Goodwill	34	90	90
FPD [Member]
Goodwill [Line Items]
Goodwill, Gross	81	81
Goodwill, Impaired, Accumulated Impairment Loss	0	0
Accumulated Foreign Currency Translation	(3)	(2)
Goodwill	$ 78	$ 79	$ 77